Offerings	May 01, 2026 USD ($)
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-270809
Carry Forward Initial Effective Date	May 03, 2023
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-270809
Carry Forward Initial Effective Date	May 03, 2023
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-270809
Carry Forward Initial Effective Date	May 03, 2023
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-270809
Carry Forward Initial Effective Date	May 03, 2023
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-270809
Carry Forward Initial Effective Date	May 03, 2023
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-270809
Carry Forward Initial Effective Date	May 03, 2023
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-270809
Carry Forward Initial Effective Date	May 03, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 300,000,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-270809
Carry Forward Initial Effective Date	May 03, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 33,060
Offering Note

(1) There are being registered hereunder such indeterminate amount of Common Stock, Preferred Stock, Depositary Shares, Debt Securities, Guarantees of Debt Securities, Warrants, and Units, as may be issued by the Registrant from time to time at indeterminate prices, which together shall have an aggregate initial offering price not to exceed $300,000,000. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. The securities registered also include such indeterminate number of shares of Common Stock and Preferred Stock and amount of Debt Securities as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of Common Stock and Preferred Stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Each subsidiary of Alta Equipment Group Inc. that is named on the table of Additional Registrants may unconditionally guarantee the Debt Securities. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of any such Guarantees. The securities registered by the registrant hereunder may be sold separately or with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities.

(2) The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3.

(3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act and the registration fee has been calculated pursuant to Rule 457(o) under the Securities Act on the basis of the proposed maximum aggregate offering price of the securities listed.

(4) Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $300,000,000 of unsold securities (the “Unsold Securities”) previously registered pursuant to the Registration Statement on Form S-3, File No. 333-270809 (the “Prior Registration Statement”), originally filed with the Securities and Exchange Commission on March 23, 2023 and subsequently declared effective on May 3, 2023. The Prior Registration Statement registered securities for primary offerings in accordance with Rule 415(a)(1)(x) with a proposed maximum offering price of $300,000,000. No securities were sold under the Prior Registration Statement. In connection with the filing of the Prior Registration Statement, the registrant paid a filing fee of $33,060 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). The filing fee associated with the offering of the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.